Financing Receivables (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivables [Abstract]
Related allowance, recorded investment	¥ 35,721	¥ 41,630
Related allowance, total unpaid principal balance	38,103	43,715
Related allowance	2,693	3,279
Amount of Non accrual Status Loan	¥ 40,565